SUBSEQUENT EVENTS - Additional Information (Detail) - BRL (R$) R$ in Thousands	Apr. 18, 2023	Dec. 31, 2022	Apr. 29, 2022
Subsequent events
Cash transferred		R$ 322,255
Approval amount of increase in share capital			R$ 2,036,691
Amount of shares authorized		9,000,000
Aggregate principal amount		R$ 6,391,961
Debentures issued | Debentures 5th issue - single series [member]
Subsequent events
Aggregate principal amount	R$ 1,000,000